Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Total Revenue	$ 74,495	$ 80,408	$ 154,914	$ 159,019
Asia
Total Revenue	46,750	55,303	98,740	105,624
Europe
Total Revenue	9,862	10,780	19,118	21,245
United States
Total Revenue	$ 17,883	$ 14,325	$ 37,056	$ 32,150